Depreciation	12 Months Ended
Dec. 31, 2025
Depreciation
Depreciation

Note 9     Depreciation

Amounts in US$ ‘000	2025	2024	2023
Depreciation of property, plant and equipment (Note 18)
Oil and gas properties	97,128	109,093	95,369
Production facilities and machinery	14,821	13,116	12,896
Furniture, equipment and vehicles	1,548	1,550	1,304
Buildings and improvements	247	191	503
	113,744	123,950	110,072
Depreciation associated with crude oil stock variation
Capitalized costs for oil stock variation	159	281	2,212
	159	281	2,212
Depreciation of right-of-use assets (Note 26)
Production facilities and machinery	2,670	5,156	7,858
Buildings and improvements	617	1,272	792
	3,287	6,428	8,650
Depreciation total	117,190	130,659	120,934
Related to:
Productive assets	114,778	127,646	118,335
Administrative assets	2,412	3,013	2,599
Depreciation total	117,190	130,659	120,934